Deferred tax (Tables)	18 Months Ended
Oct. 31, 2018
Deferred tax [Abstract]
Net Deferred Tax Liability
		October 31, 2018		April 30, 2017
	Note	$	’000	$	’000
Net Deferred tax liability
At May 1			(118,478)		(65,281)

(Debited)/credited to consolidated statement of comprehensive income:			(17,171)		26,871
- Continuing operations	7		(27,634)		26,871
- Discontinued operations			10,463		-

Credited directly to equity in relation to share options			(23,724)		22,996

Debited to other comprehensive income in relation to pensions:			4,281		(325)
- Continuing operations			3,754		(62)
- Discontinued operations			527		(263)

Acquisition of subsidiaries	39		(1,957,343)		(97,615)
Acquisition of subsidiaries – Serena Software			-		(96,203)
Acquisition of subsidiaries – GWAVA			-		(1,412)
Acquisition of subsidiaries – HPE Software business			(1,953,453)		-
Acquisition of subsidiaries – COBOL-IT			(3,890)		-

Foreign exchange adjustment			11,667		(6,415)
Reclassification to current assets held for sale	19		(1,586)		-
Effect of change in tax rates – charged to consolidated statement of comprehensive income			931,865		1,291
At October 31 / April 30			(1,170,489)		(118,478)

Deferred Tax Assets
Deferred tax assets and liabilities presented below and in the consolidated statement of financial position have been revised to present such assets and liabilities net where there is a legally enforceable right to offset and the intention to settle on a net basis.

	Tax losses		Share based payments		Deferred revenue		Prepaid royalty		Tax credits		Intangible fixed assets		Other temporary differences		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Deferred tax assets
At May 1, 2016		50,949		22,767		37,962		-		53,660		6,496		26,923		198,757
Acquisition of subsidiaries (note 39)		10,619		-		2,471		-		152		-		2,105		15,347
(Charged)/credited to consolidated statement of comprehensive income		(4,894)		4,405		4,057		-		(20,024)		(609)		(4,964)		(22,029)
Credited directly to equity		-		22,996		-				-		-		-		22,996
Debited to other comprehensive income		-		-		-		-		-		-		(325)		(325)
Foreign exchange adjustment		-		(6,415)		-		-		-		-		-		(6,415)
Effect of change in tax rates – credited to consolidated statement of comprehensive income		-		(78)		-		-		-		-		-		(78)
Subtotal		56,674		43,675		44,490		-		33,788		5,887		23,739		208,253
Jurisdictional offsetting																(208,253)
At April 30, 2017																-

At May 1, 2017	56,674	43,675	44,490	-	33,788	5,887	23,739	208,253
Acquisition of subsidiaries - HPE Software business (note 39)	4,524	-	(36,468)	332,036	39,030	-	43,601	382,723
(Charged)/credited to consolidated statement of comprehensive income – continuing operations	(13,510)	110	45,158	(201,355)	(46,114)	(825)	14,126	(202,410)
Credited directly to equity	-	(23,724)	-	-	-	-	-	(23,724)
Debited to other comprehensive income	-	-	-	-	-	-	4,281	4,281
Foreign exchange adjustment	-	(320)	-	-	-	-	-	(320)
Reclassification to current assets held for sale	-	-	-	-	-	-	(1,586)	(1,586)
Effect of change in tax rates – credited to consolidated statement of comprehensive income	(21,129)	(2,319)	66,673	(88,770)	2,957	(2,025)	(13,336)	(57,949)
Subtotal	26,559	17,422	119,853	41,911	29,661	3,037	70,825	309,268
Jurisdictional offsetting								(309,268)
At October 31, 2018								-

Unrecognize Deferred Tax Assets in Relation to Gross Temporary Differences
The Group did not recognize deferred tax assets in relation to the following gross temporary differences, the expiration of which is determined by the tax law of each jurisdiction:

	Expiration:
	2019		2020		2021		2022		2023		Thereafter		No expiry		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
At October 31, 2018
Type of temporary difference:
Losses		35,233		66,078		99,168		37,529		33,574		2,117,700		95,578		2,484,860
Credits		2,174		4,420		3,959		2,360		1,267		5,210		196,350		215,740
Other		1,859		1		-		-		-		-		47,718		49,578
Total		39,266		70,499		103,127		39,889		34,841		2,122,910		339,646		2,750,178

	Expiration:
	2018		2019		2020		2021		2022		Thereafter		No expiry		Total
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
At April 30, 2017
Type of temporary difference:
Losses		1,107		635		972		-		-		-		19,773		22,487
Credits		2,131		2,147		1,909		2,138		1,334		5,583		8,338		23,580
Other		-		-		-		-		-		-		23,859		23,859
Total		3,238		2,782		2,881		2,138		1,334		5,583		51,970		69,926

Deferred Tax Liabilities
	Note	Intangible fixed assets		Other temporary differences		Total
		$	’000	$	’000	$	’000
Deferred tax liabilities
At May 1, 2016			(255,158)		(8,880)		(264,038)
Acquisition of subsidiaries	39		(110,334)		(2,628)		(112,962)
Charged/(credited) to consolidated statement of comprehensive income			52,438		(3,538)		48,900
Effect of change in tax rates – charged to consolidated statement of comprehensive income			1,369		-		1,369
Subtotal			(311,685)		(15,046)		(326,731)
Jurisdictional offsetting							208,253
At April 30, 2017							(118,478)

At May 1, 2017		(311,685)	(15,046)	(326,731)
Acquisition of subsidiaries – HPE Software business	39	(2,324,060)	(12,116)	(2,336,176)
Acquisition of subsidiaries – COBOL-IT	39	(3,890)	-	(3,890)
Charged/(credited) to consolidated statement of comprehensive income – continuing operations		186,787	(12,011)	174,776
Charged/(credited) to consolidated statement of comprehensive income – discontinued operations		10,463	-	10,463
Foreign exchange adjustment		11,987	-	11,987
Effect of change in tax rates – charged to consolidated statement of comprehensive income		981,955	7,858	989,814
		(1,448,443)	(31,315)	(1,479,757)
Jurisdictional offsetting				309,268
At October 31, 2018				(1,170,489)